Other Non-Financial Liabilities - Summary of Current Other Non-financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Other Current Non Financial Liabilities [Abstract]
Liabilities for payroll, social security and payroll tax	€ 544	€ 482
Received prepayments from customers	74	74
Loan related fee's	0	782
Other	3	228
Total	€ 621	€ 1,566	[1]

[1]	(5) Adjusted as per Note 29.